Share-based payments (Tables)	12 Months Ended
Sep. 30, 2023
Share-based payments
Summary of terms and conditions of share-based payment arrangements

Scheme name	Westpac Long Term Variable Reward Plan (LTVR)/ EIP – Performance Share Rights	Westpac Performance Plan (WPP)/ EIP - Non-performance Share Rights	Restricted Share Plan (RSP)/ EIP - Restricted Shares	Employee Share Plan (ESP)
Type of share-based payment	Share rights (allocated at no cost).	Share rights (allocated at no cost).	Westpac ordinary shares (allocated at no cost).	Westpac ordinary shares (allocated at no cost) of up to $1,000 per employee per year.
How it is used	Aligns executive remuneration and accountabilitfvy with shareholder interests over the long term.	Primarily used for mandatory deferral of a portion of short-term variable reward for New Zealand employees and key employees based outside Australia.	Primarily used to reward key employees and for mandatory deferral of a portion of short-term variable reward for certain Australian employees and some other offshore jurisdictions.	To reward eligible Australian employees (unless they have already been provided instruments under another scheme for the previous year).
Exercise price	Nil	Nil	n/a	n/a
Performance hurdles[1]	Awards from 2020 onwards: relative Total Shareholder Return (TSR) over a four-year performance period.	None	None	None

For the 2019 awards: TSR over a four-year performance period and average cash Return on Equity (cash ROE) over a three-year performance period plus one-year holding lock, each applying to half of the award.

Service conditions	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the restriction period or as determined by the Board.	Shares must normally remain within the ESP for three years from granting unless the employee leaves Westpac.
Vesting period (period over which expenses are recognised)	4 years[2]	Defined period set out at time of grant[2].	Defined period set out at time of grant.	1 year
Treatment at end of term	Automatically exercised at the end of the term.	Automatically exercised at the end of the term.	Vested shares are released from the RSP at the end of the vesting period.	Shares are released at the end of the restriction period or when the employee leaves Westpac.
Does the employee receive dividends and voting rights during the vesting period?	No	No	Yes	Yes

1.

The Board has discretion to adjust the number of restricted shares, non-performance share rights, and performance share rights downwards, including to zero, in specified circumstances including serious misconduct, if serious circumstances or new information come to light which mean that in the Board’s view all or part of the award was not appropriate, or where required by law or prudential standards. The Board will typically apply the adjustment to unvested LTVR where an adjustment to current and deferred STVR is considered insufficient or unavailable. Clawback may also apply to vested LTVR, to the extent legally permissible and practicable.

2.	Vested share rights granted after July 2015 may be exercised up to a maximum of 15 years (generally 10 years for NZ) from their commencement date.

Schedule of share-based payment schemes
(i)	Westpac Equity Incentive Plan (EIP) - Non-performance Share Rights

	Outstanding					Outstanding
	as at beginning	Granted during	Exercised	Lapsed during	Outstanding as at	and exercisable
	of year	the year	during the year	the year	end of year	as at end of year
2023
Share rights
One-year vesting period	-	4,252	-	-	4,252	-
Two-year vesting period	-	7,714	-	-	7,714	-
Three-year vesting period	-	2,862	-	-	2,862	-
Four-year vesting period	-	9,870	-	-	9,870	-
Total share rights	-	24,698	-	-	24,698	-
Weighted average remaining contractual life	N/A				10.6 years
2022
Share rights	-	-	-	-	-	-

The weighted average fair value at grant date of EIP share rights issued during the year was $19.52.

There have been no performance share rights issued under the EIP in the year ending 30 September 2023.

(ii)	Westpac Long-Term Variable Reward Plan (LTVR)

	Outstanding					Outstanding
	as at beginning	Granted during	Exercised	Lapsed during	Outstanding as at	and exercisable
	of year	the year	during the year	the year	end of year	as at end of year
2023
Share rights	3,777,179	1,054,449	-	802,656	4,028,972	-
Weighted average remaining contractual life	12.7 years				12.6 years

2022
Share rights	3,659,830	958,012	2,148	838,515	3,777,179	-

The weighted average fair value at grant date of LTVR share rights issued during the year was $11.90 (2022: $5.98).

(iii)	Westpac Performance Plan (WPP)

	Outstanding					Outstanding
	as at beginning	Granted during	Exercised	Lapsed during	Outstanding as at	and exercisable
	of year	the year	during the year	the year	end of year	as at end of year
2023
Share rights
One-year vesting period	108,131	89,583	52,230	8,963	136,521	48,277
Two-year vesting period	153,150	64,101	36,051	7,554	173,646	38,892
Three-year vesting period	45,250	20,213	11,302	3,993	50,168	13,134
Four-year vesting period	482,263	69,824	83,041	40,843	428,203	-
Five-year vesting period	-	8,585	-	1,658	6,927	-
Six-year vesting period	-	6,576	-	-	6,576	-
Seven-year vesting period	-	6,977	-	-	6,977	-
Total share rights	788,794	265,859	182,624	63,011	809,018	100,303
Weighted average remaining contractual life	12.2 years				12.2 years

2022
Share rights	866,571	264,794	233,438	109,133	788,794	105,284

The weighted average fair value at grant date of WPP share rights issued during the year was $20.81 (2022: $19.12).

Note 31. Share-based payments (continued)

(iv)	Westpac Equity Incentive Plan (EIP) - Restricted Shares

	Outstanding				Outstanding
	as at beginning	Granted during		Forfeited	as at end
Allocation date	of year	the year	Released	during the year	of year
2023	-	313,599	2,950	-	310,649
2022	-	-	-	-	-

The weighted average fair value at grant date of EIP restricted shares issued during the year was $22.23.

(v)	Restricted Share Plan (RSP)

	Outstanding				Outstanding
	as at beginning	Granted during		Forfeited	as at end
Allocation date	of year	the year	Released	during the year	of year
2023	5,036,346	1,908,170	1,845,884	182,286	4,916,346
2022	4,315,075	2,515,846	1,588,240	206,335	5,036,346

The weighted average fair value at grant date of RSP shares issued during the year was $23.50 (2022: $21.27).

(vi)Employee Share Plan (ESP)

			Average
			number
			of shares	Total number
	Allocation	Number of	allocated per	of shares	Market	Total
	date	participants	participant	allocated	price per share[1]	fair value
2023	24 November 2022	27,541	42	1,156,722	$23.75	$27,472,148
2022	19 November 2021	28,093	44	1,236,092	$22.59	$27,923,318

1.      The market price per share for the allocation is based on the five day volume-weighted average price up to the grant date.